Average Annual Total Returns - FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO - FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO - Fidelity Advisor Focused Emerging Markets Fund	Dec. 30, 2023
Fidelity Advisor Focused Emerging Markets Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(24.69%)
Past 5 years	0.08%
Past 10 years	3.55%
Fidelity Advisor Focused Emerging Markets Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(24.56%)
Past 5 years	(0.58%)
Past 10 years	3.23%
Fidelity Advisor Focused Emerging Markets Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(14.25%)
Past 5 years	0.28%
Past 10 years	2.96%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(21.51%)
Past 5 years	0.48%
Past 10 years	3.53%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(23.08%)
Past 5 years	0.27%
Past 10 years	3.51%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(19.82%)
Past 5 years	1.59%
Past 10 years	4.51%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(19.75%)
Past 5 years	1.73%
Since Inception	5.09%	[1]
IXYE0
Average Annual Return:
Past 1 year	(20.07%)
Past 5 years	(1.37%)
Past 10 years	1.47%

[1]	AFrom August 13, 2013.